WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 30.7%
FHLMC - 9.2%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-6/1/49	525,378,233	$545,874,247
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-1/1/49	45,665,517	48,906,439
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	3,473,698	3,922,557
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43-8/1/49	628,000,549	648,969,578
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/47-10/1/49	525,960,453	536,499,934
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/49-10/1/49	285,552,613	291,132,421	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	10/1/49	5,613,257	5,589,368
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	7/1/20-11/1/35	10,569	11,753
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/23-11/1/48	35,187,674	38,054,519
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-9/1/47	41,089,561	43,695,609
Federal Home Loan Mortgage Corp. (FHLMC) Gold	2.500%	6/1/27	2,115,173	2,138,014
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	2,553,641	2,919,767
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	700,112	804,275
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-1/1/49	92,378,552	95,849,213
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	8/1/36-11/1/36	16,716	19,219
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-3/1/49	271,525,037	278,771,568
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	9/1/42-5/1/48	126,097,883	133,099,307

Total FHLMC				2,676,257,788

FNMA - 15.1%
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	2	2
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-9/1/57	204,593,219	221,378,653

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	23,457,739	$26,991,198
Federal National Mortgage Association (FNMA)	2.810%	4/1/25-8/1/31	12,760,000	13,354,076
Federal National Mortgage Association (FNMA)	2.950%	7/1/27	21,420,000	22,708,200
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	10,388,621	10,457,018
Federal National Mortgage Association (FNMA)	3.640%	11/1/28	9,600,000	10,641,201
Federal National Mortgage Association (FNMA)	3.740%	11/1/28	17,720,000	19,727,252
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	4,760,000	5,089,987
Federal National Mortgage Association (FNMA)	3.530%	1/1/29	7,300,000	8,098,419
Federal National Mortgage Association (FNMA)	3.600%	1/1/29	514,928	570,722
Federal National Mortgage Association (FNMA)	3.770%	1/1/29	12,138,000	13,656,916
Federal National Mortgage Association (FNMA)	3.790%	1/1/29	4,775,000	5,365,009
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	14,898,000	16,828,482
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	4,880,000	5,497,037
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	18,650,000	20,837,677
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	11,106,697	12,795,459
Federal National Mortgage Association (FNMA)	3.300%	4/1/29	3,575,000	3,902,878
Federal National Mortgage Association (FNMA)	3.090%	5/1/29	9,820,000	10,576,163
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	7,114,251	7,660,660
Federal National Mortgage Association (FNMA)	3.190%	5/1/29	3,581,641	3,860,658
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	17,183,000	18,668,250

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	12,099,757	$13,124,047
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	2,630,000	2,879,904
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	5,633,670
Federal National Mortgage Association (FNMA)	2.740%	8/1/29	9,800,000	10,249,026
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	3,488,398	4,035,457
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	2,239	2,607
Federal National Mortgage Association (FNMA)	3.310%	5/1/31	3,799,000	4,159,602
Federal National Mortgage Association (FNMA)	2.870%	7/1/31	3,421,000	3,629,904
Federal National Mortgage Association (FNMA)	2.765%	8/1/31	21,600,000	22,534,527
Federal National Mortgage Association (FNMA)	2.770%	8/1/31	15,800,000	16,491,464
Federal National Mortgage Association (FNMA)	2.840%	8/1/31	8,615,000	9,116,476
Federal National Mortgage Association (FNMA)	2.850%	8/1/31	12,180,000	12,812,169
Federal National Mortgage Association (FNMA)	2.450%	9/1/31	9,600,000	9,785,183
Federal National Mortgage Association (FNMA)	2.670%	9/1/31	1,800,000	1,873,016
Federal National Mortgage Association (FNMA)	2.710%	9/1/31	1,000,000	1,025,781	(b)(c)(d)
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	5,077,000	5,078,190	(b)(c)(d)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/48	91,844,308	100,389,574
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	1,129,080,999	1,171,053,052
Federal National Mortgage Association (FNMA)	3.000%	10/1/34-10/1/49	343,200,000	348,683,158	(d)
Federal National Mortgage Association (FNMA)	3.500%	10/1/34-10/1/49	413,000,000	425,641,167	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	32,852,914	$36,130,743
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-10/1/49	763,404,474	781,624,846
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	448,892,630	476,531,735
Federal National Mortgage Association (FNMA)	4.500%	4/1/49	55,553,962	58,651,378	(a)
Federal National Mortgage Association (FNMA)	3.000%	6/1/49-9/1/49	64,864,224	65,978,994	(a)
Federal National Mortgage Association (FNMA)	2.500%	10/1/49	65,900,000	65,598,816	(d)
Federal National Mortgage Association (FNMA)	4.000%	10/1/49	129,400,000	134,277,774	(d)
Federal National Mortgage Association (FNMA)	4.500%	10/1/49	120,800,000	127,215,798	(d)
Federal National Mortgage Association (FNMA)	5.000%	10/1/49	48,300,000	51,737,602	(d)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.963%)	4.419%	11/1/35	28,331	29,827	(e)

Total FNMA				4,424,641,404

GNMA - 6.4%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	25,572	27,716
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	53,115	58,697
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	2,583,722	2,945,421
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	6,763,557	7,625,121
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	10,213	10,415
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	5,759,583	6,530,592
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	45,497,118	46,865,529
Government National Mortgage Association (GNMA)	4.000%	4/15/47-4/15/48	28,209,546	30,840,535

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	3.500%	6/15/48	7,991,876	$8,400,194
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-1/20/49	86,001,284	91,330,783
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,610,255	1,874,973
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	4,001,801	4,600,284
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	347,373,159	365,217,438
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/49	138,704,170	144,377,285
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-5/20/49	310,032,586	323,681,196
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-3/20/48	17,638,818	18,140,150
Government National Mortgage Association (GNMA) II	3.500%	9/20/49	103,800,000	107,731,228	(a)
Government National Mortgage Association (GNMA) II	3.000%	10/1/49	291,500,000	299,140,486	(d)
Government National Mortgage Association (GNMA) II	3.500%	10/1/49	359,500,000	372,454,636	(d)
Government National Mortgage Association (GNMA) II	4.000%	10/1/49	23,300,000	24,232,455	(d)
Government National Mortgage Association (GNMA) II	4.500%	10/1/49	24,400,000	25,501,469	(d)

Total GNMA				1,881,586,603

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,838,187,114)				8,982,485,795

CORPORATE BONDS & NOTES - 27.8%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.8%
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,512,328
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,568,301
AT&T Inc., Senior Notes	3.400%	5/15/25	31,645,000	33,042,549
AT&T Inc., Senior Notes	6.250%	3/29/41	970,000	1,229,281
AT&T Inc., Senior Notes	4.350%	6/15/45	25,026,000	26,343,586
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,769,864
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,794,000	6,270,267	(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	4,485,000	$4,557,267
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	7,176,479
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	13,373,150
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	710,000	733,075	(f)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	7,046,905
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	27,705,000	29,244,488
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,700,562
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,359,869
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	31,700,472
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,381,660
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	15,185,000	17,646,854
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,520,423
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,283,868
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	13,650,018
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	3,010,000	3,218,261
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	1,390,000	1,551,085
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	7,218,000	8,828,762
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,922,929
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	6,322,455

Total Diversified Telecommunication Services				243,954,758

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.375%	2/1/21	2,675,000	2,761,938

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - (continued)
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	$2,665,362
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,810,184
Walt Disney Co., Senior Notes	4.500%	2/15/21	8,000	8,284	(f)
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	370,331	(f)
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,884,489	(f)

Total Entertainment				15,500,588

Media - 1.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	29,345,000	31,537,365	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	880,000	891,748
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	8,199,461	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,647,563	(f)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	9,780,000	9,869,002
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,537,000	11,567,387
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	38,710,000	40,745,156
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	22,237,090
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	15,910,000	17,800,471

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	$8,066,930
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	513,791
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,300,095
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,857,935
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,169,751
Comcast Corp., Senior Notes	3.950%	10/15/25	23,330,000	25,413,160
Comcast Corp., Senior Notes	3.150%	3/1/26	2,900,000	3,038,927
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	62,677,272
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	16,478,969
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,968,261
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	279,273
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	78,397
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,156,271
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	9,190,894
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	243,082
Comcast Corp., Senior Notes	4.700%	10/15/48	1,050,000	1,287,519
Comcast Corp., Senior Notes	3.999%	11/1/49	2,626,000	2,921,183
DISH DBS Corp., Senior Notes	5.875%	11/15/24	21,394,000	21,287,030
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,240,000	3,304,800
Fox Corp., Senior Notes	4.709%	1/25/29	2,110,000	2,412,025	(f)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	16,463,986	(f)
Fox Corp., Senior Notes	5.576%	1/25/49	430,000	544,877	(f)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	11,629,568
Prosus NV, Senior Notes	4.850%	7/6/27	18,070,000	20,024,325	(f)
Time Warner Cable LLC, Senior Secured Notes	5.000%	2/1/20	2,460,000	2,480,091
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	8,351,000	8,503,341

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	$11,303,146
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	4,034,776
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	9,464,565
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,851,309
UBM PLC, Senior Notes	5.750%	11/3/20	6,060,000	6,248,965	(f)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	1,540,000	1,584,071	(f)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	210,310	(f)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	2,950,425	(f)

Total Media				420,434,563

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,064,000	1,078,007
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	411,500	(f)
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	3,050,000	3,087,108	(f)
Sprint Corp., Senior Notes	7.250%	9/15/21	9,155,000	9,792,188
Sprint Corp., Senior Notes	7.875%	9/15/23	2,900,000	3,192,784
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	5,914,912
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,300,000	2,314,375	(f)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,690,000	1,800,712	(f)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	23,910,000	26,430,779

Total Wireless Telecommunication Services				54,022,365

TOTAL COMMUNICATION SERVICES				733,912,274

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	315,000	$319,725

Automobiles - 0.2%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,583,248	(f)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	2,260,000	2,265,322	(f)
Ford Motor Co., Senior Notes	4.750%	1/15/43	4,330,000	3,771,051
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,036,941
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,750,000	3,756,048
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	2,940,000	3,040,234
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	12,560,000	13,159,751
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,172,906
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,073,287
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,993,647
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	8,713,447
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	3,110,000	3,109,046
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,772,021
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	8,069,720
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	960,903
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,407,222

Total Automobiles				62,884,794

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	$8,820,110	(f)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,592,000	4,409,180

Total Diversified Consumer Services				13,229,290

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	6,388,000	6,589,861	(f)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	353,290
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	4,009,000	4,419,361
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	3,130,000	3,294,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	605,000	624,662
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	5,211,010
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	39,770,000	40,551,655
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	11,622,839
McDonald’s Corp., Senior Notes	3.500%	3/1/27	9,650,000	10,322,806
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,716,472
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,881,000	1,917,868	(f)
Sands China Ltd., Senior Notes	4.600%	8/8/23	18,048,000	19,137,908
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	18,751,157
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	7,788,582
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	9,571,860	(f)

Total Hotels, Restaurants & Leisure				144,873,656

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	5,955,840
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,447,605
Lennar Corp., Senior Notes	5.000%	6/15/27	820,000	880,475

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - (continued)
Lennar Corp., Senior Notes	4.750%	11/29/27	8,000,000	$8,620,000
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,188,000	2,253,730
Newell Brands Inc., Senior Notes	4.200%	4/1/26	150,000	157,065
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,988,850

Total Household Durables				24,303,565

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	16,245,980
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	7,835,281
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	13,380,012
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	9,974,575
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	501,928

Total Internet & Direct Marketing Retail				47,937,776

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,244,678	(f)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	5,105,815	(f)

Total Textiles, Apparel & Luxury Goods				6,350,493

TOTAL CONSUMER DISCRETIONARY				299,899,299

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	39,926,714
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	26,315,876
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	5,177,000	5,227,443
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	17,698,000	18,385,119
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	18,900,000	19,170,332
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	15,450,000	16,317,968
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	13,410,000	14,655,695
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	9,240,000	10,198,967

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	30,630,000	$35,628,115
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	1,965,929
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,492,284
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	7,111,942	(f)
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	620,000	633,713
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,930,981
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,411,119
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	3,245,000	3,281,705
Molson Coors Brewing Co., Senior Notes	4.200%	7/15/46	3,390,000	3,431,665
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,741,256
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	11,003,446	(f)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	5,189,712	(f)

Total Beverages				243,019,981

Food & Staples Retailing - 0.2%
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	3,254,376	3,619,444
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	2,110,512	2,494,139
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	265,445	283,803	(f)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	8,799,386	9,903,977
Walmart Inc., Senior Notes	3.700%	6/26/28	25,130,000	27,874,047

Total Food & Staples Retailing				44,175,410

Food Products - 0.3%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,841,527	(f)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,946,849	(f)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,699,601	(f)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,024,000	2,083,768	(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	4,916,000	$5,149,652
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,593,000	4,548,198
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	3,851,000	4,112,804
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	30,000	31,722	(f)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,809,675	(f)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,631,202	(f)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,167,111	(f)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,492,936	(f)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	699,940	(f)

Total Food Products				89,214,985

Household Products - 0.0%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	6,450,000	6,762,760
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	969,000	(f)

Total Household Products				7,731,760

Tobacco - 0.9%
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,554,885
Altria Group Inc., Senior Notes	3.490%	2/14/22	5,980,000	6,137,001
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	5,162,712
Altria Group Inc., Senior Notes	3.800%	2/14/24	6,610,000	6,914,364
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,230,000	34,491,350
Altria Group Inc., Senior Notes	4.800%	2/14/29	29,040,000	31,837,304
Altria Group Inc., Senior Notes	5.800%	2/14/39	15,190,000	17,622,845
Altria Group Inc., Senior Notes	5.950%	2/14/49	12,010,000	14,143,170
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,650,000	5,460,169
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	15,980,685
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	42,205,050
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	23,600,000	23,595,507

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	$12,672,070
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,241,426
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,947,271
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,431,193
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	3,866,791
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	8,399,442

Total Tobacco				262,663,235

TOTAL CONSUMER STAPLES				646,805,371

ENERGY - 3.9%
Energy Equipment & Services - 0.1%
Baker Hughes a GE Co. LLC, Senior Notes	3.200%	8/15/21	2,487,000	2,524,773
Halliburton Co., Senior Notes	3.800%	11/15/25	13,380,000	14,183,228
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	5,629,102
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	9,517,360
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	735,485	(f)

Total Energy Equipment & Services				32,589,948

Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	6,524,000	6,320,125
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,572,366
Apache Corp., Senior Notes	4.375%	10/15/28	2,060,000	2,111,359
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,101,355
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	15,175,117
Apache Corp., Senior Notes	4.750%	4/15/43	5,980,000	5,740,551
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	16,545,848
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	5,520,000	5,576,856	(f)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	14,330,000	14,893,514
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	4,998,081

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	$7,645,451
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	18,357,246
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	525,299
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,699,563
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,534,558
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	22,416,056
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	3,080,000	3,378,375
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,000	5,013
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	7,301,000	7,209,738
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	2,510,000	1,719,852
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,186
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	17,866,000	18,205,600
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	37,168,852
Concho Resources Inc., Senior Notes	4.375%	1/15/25	6,173,000	6,398,846
Concho Resources Inc., Senior Notes	4.300%	8/15/28	14,428,000	15,552,286
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,144,390
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	13,150
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	57,932
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	945,309
Continental Resources Inc., Senior Notes	4.500%	4/15/23	7,040,000	7,314,197
Continental Resources Inc., Senior Notes	3.800%	6/1/24	4,270,000	4,355,762
Continental Resources Inc., Senior Notes	4.375%	1/15/28	7,940,000	8,214,138

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	$14,363,468
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	12,060,402
Devon Energy Corp., Senior Notes	4.750%	5/15/42	410,000	451,137
Devon Energy Corp., Senior Notes	5.000%	6/15/45	24,090,000	27,895,792
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	4,420,000	4,623,585
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	32,210,375
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	3,015,000	3,316,293
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	1,330,000	1,617,453
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,184,693
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	540,336
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	19,083,000	21,150,596
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	6,288,636
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	12,102,008
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	26,933,658
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	2,050,000	2,308,556	(f)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,310,000	9,102,938	(f)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,579,328
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	4,449,406
MEG Energy Corp., Secured Notes	6.500%	1/15/25	240,000	245,700	(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	339,063	(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	450,000	$436,500	(f)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,764,381
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,664,231
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	9,778,032
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	12,251,958
MPLX LP, Senior Notes	4.700%	4/15/48	11,880,000	12,419,906
MPLX LP, Senior Notes	5.500%	2/15/49	9,296,000	10,796,538
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,391
Noble Energy Inc., Senior Notes	3.850%	1/15/28	8,900,000	9,244,099
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	6,921,373
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,902,070
Noble Energy Inc., Senior Notes	4.950%	8/15/47	2,370,000	2,590,588
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	2,750,000	2,578,125
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	3,337,000	3,070,040
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	12,852,000	13,294,165
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	8,530,000	8,588,673
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,252,709
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	12,200,000	12,318,605
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,151,000	3,698,474
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	9,570,000	9,652,336
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,360,000	2,663,674
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,609,676
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	7,460,000	7,407,573

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	750,000	$761,269
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	6,470,000	8,479,646
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	2,087,000	2,820,493
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	20,822,000	25,792,774
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	1,880,000	1,920,372
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	5,909,903
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	17,683,011
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	2,764,572
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	12,890,000	12,588,026
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	7,630,000	7,572,309
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,125,000	3,362,500
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	16,066,328
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	101,249,700
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	9,327,635
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	16,560,000	18,305,093
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	23,200,000	27,828,400
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,687,125
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	14,232,803
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,310,529
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	13,233,063

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	2,920,000	$2,912,700
Range Resources Corp., Senior Notes	5.875%	7/1/22	1,440,000	1,386,000
Range Resources Corp., Senior Notes	5.000%	3/15/23	8,140,000	7,142,850
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,010,000	3,328,300
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,200,806
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	5,413,475	(f)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,002,840
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,676,234
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,813,850
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,831,214
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	16,663,725
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	10,307,677
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	766,476
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	19,061,093	(f)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	13,259,390
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,510,000	3,549,488
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	3,145,000	3,344,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,625,886	(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	$2,321,548	(f)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	43,914,138
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	4,620,000	4,429,564
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	4,750,000	4,812,495
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,703,046
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	4,097,630
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,927,762
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,586,419
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,514,505
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,374,974
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,040,034
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	279,450
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,627,200

Total Oil, Gas & Consumable Fuels				1,101,389,381

TOTAL ENERGY				1,133,979,329

FINANCIALS - 10.4%
Banks - 7.5%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	4,912,000	4,920,099	(f)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,856,379	(f)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	10/16/19	12,050,000	10,567,850	(e)(g)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,967,748
Banco Santander SA, Senior Notes	4.379%	4/12/28	32,000,000	35,034,915

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.460%	4/12/23	6,200,000	$6,209,833	(e)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	910,000	994,826	(e)(g)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,939,565
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	247,703
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,898,940
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	17,170,745
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	42,126,597
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	40,843,331	(e)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	28,411,245	(e)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	21,815,008	(e)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,639,130	(e)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	92,984,246	(e)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	8,891,566	(e)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	8,697,114	(e)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	15,111,856

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	$4,568,950
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,326,472
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,967,558
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,923,753	(e)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	5,000,000	5,006,928	(f)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	11,967,004	(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	45,350,000	47,340,543	(e)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	7,125,046	(f)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	51,441,518	(f)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	55,201,987	(e)(f)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	16,350,000	19,149,439	(e)(f)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	10,625,550	(f)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	6,893,106	(e)(f)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,615,840	(f)
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	7,467,962
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	6,260,025
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,296,326	(e)(g)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	26,950,000	$28,556,894	(e)(g)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,070,000	5,389,587	(e)(g)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,603,240
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	29,934,071
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,676,767
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	68,083,610	(e)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	8,314,072	(e)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	17,739,973	(e)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	737,542
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	20,564,365
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	28,658,118
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	12,398,547
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	40,316,581
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,173,484
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	172,042
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	4,100,452
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,227,169
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,429,443

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	$4,164,553	(f)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	8,520,000	8,523,396
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	10,434,000	10,514,202	(f)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	25,844,640
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	35,071,932
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	8,420,000	10,579,859
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	10,180,000	10,534,713	(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	16,980,000	17,092,068	(e)(f)(g)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	32,918,232	(f)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,641,368	(f)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	20,498,744	(f)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	11,830,000	11,876,733	(e)(f)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,417,026	(e)(f)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	17,967,000	18,408,711
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	11,830,000	12,234,763	(e)(g)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	5,360,000	5,628,509	(e)(g)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	24,390,000	$25,532,671	(e)(g)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	27,036,265
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,891,608
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	19,275,000	20,419,490
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	28,460,000	30,410,935	(e)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	47,560,000	52,716,295	(e)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,707,369
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	18,755,286
ING Bank NV, Senior Notes	2.500%	10/1/19	6,050,000	6,050,000	(f)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	9,160,000	9,198,916	(f)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	7,160,000	7,223,981	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	36,780,000	37,875,082	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,320,000	14,163,796	(f)
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	10,973,985
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	4,220,000	4,244,821
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,852,193
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,004,092
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	21,195

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	$31,556,501	(e)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	38,022,266	(e)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	20,963,172	(e)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	8,066,063	(e)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,401,778
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	15,649,182
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,453,278
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	25,783,045
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	2,110,000	2,125,283
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	103,538	(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,067,105	(e)(g)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	11,057,502
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	15,346,927
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	220,684
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	3,000,000	3,063,890	(e)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	16,035,396
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,371,327

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	14,640,000	$15,154,178	(f)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	9,960,000	9,979,427
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	12,168,056
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	3,358,994	(e)
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	11,209,158	(e)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,521,940	(e)
Royal Bank of Scotland Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	6,001,778	(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,744,295
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	14,083,964
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,561,331
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	25,795,101
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	4,105,813	(f)
Santander UK PLC, Senior Notes	2.375%	3/16/20	6,130,000	6,135,481
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	750,000	797,590	(f)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	4,385,000	5,387,022	(f)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,651,199
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,317,162

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	$15,023,472
UniCredit SpA, Senior Notes	6.572%	1/14/22	23,840,000	25,580,958	(f)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,450,000	1,638,484	(e)(f)
US Bank NA, Senior Notes	3.150%	4/26/21	11,950,000	12,148,380
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/31/19	38,301,000	38,502,846	(e)(g)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,462,474
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,536,214
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	30,333,350
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	25,989,425
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	24,850,855	(e)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,088,959
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,943,915
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	29,690,000	32,555,994
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	10,226,190
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,384,544
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	23,664,272
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	19,534,925
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,452,559
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	26,619,108

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo Capital X, Ltd. Gtd.	5.950%	12/15/36	5,612,000	$6,950,409
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	1,525,000	1,527,975
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	12,004,000	12,084,935

Total Banks				2,191,969,758

Capital Markets - 1.9%
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	6,098,196
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,138,930	(e)(f)(g)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,390,567	(e)(f)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	19,940,000	20,990,732	(e)(f)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	3,720,000	4,087,813
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	9,045,000	11,086,850
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/31/19	413,000	349,241	(e)(g)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	26,133,885
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,051,119
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,608,218
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	12,955,675
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,438,210
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,730,496
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,431,322
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	11,054,594

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	$40,901,651
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	24,067,092
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	35,003,290	(e)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	6,046,593	(e)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	68,385,000	72,663,412	(e)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	23,651,767	(e)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	25,874,423
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	11,677,788
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	25,958,269
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,695,819	(f)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/25/19	5,550,000	0	*(b)(c)(g)(h)(i)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	2.836%	8/19/65	190,000	0	*(b)(c)(h)(i)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(b)(c)(i)(j)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(b)(c)(i)(j)
Morgan Stanley, Senior Notes	5.500%	7/24/20	1,710,000	1,756,344

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	43,070,000	$46,068,504	(e)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	6,920,000	7,778,289	(e)
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	4,334,743	(f)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,650,000	43,221,112	(e)(f)(g)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	32,680,000	33,562,223	(f)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	4,880,000	5,276,260	(f)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	29,370,000	32,060,666	(f)

Total Capital Markets				574,144,093

Consumer Finance - 0.1%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000	2,827,742
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,690,000	5,119,875
American Express Credit Corp., Senior Notes	2.375%	5/26/20	12,230,000	12,247,244
Navient Corp., Medium-Term Notes	8.000%	3/25/20	60,000	61,275

Total Consumer Finance				20,256,136

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000	2,674,610
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000	1,241,013
Ahold Lease USA Inc. Pass-Through-Trust	8.620%	1/2/25	6,003,498	6,884,454
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	5,899,074
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,500,000	2,633,375	(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000		$17,130,193
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	20,571,000		21,564,121
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	4.020%	12/21/65	2,870,000		2,015,027	(e)(f)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000		10,081,965
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000		3,879,752
Magnolia Finance X Ltd., 2015-3GNA A1 (3 mo. GBP LIBOR + 2.483%)	3.303%	3/12/20	43,426,923	GBP	51,847,102	(b)(c)(e)(f)
Magnolia Finance X Ltd., 2015-3GNA A2 (3 mo. GBP LIBOR + 3.750%)	4.573%	3/12/20	14,328,680	GBP	17,106,912	(b)(c)(e)(f)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	9,280,000		9,803,392	(f)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000		1,213,641	(f)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000		3,017,803	(f)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000		23,377,101	(f)

Total Diversified Financial Services					180,369,535

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	298,643		435,273	(f)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.104%	2/12/23	1,273,907		1,289,831	(e)(f)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/37	446,000		475,701	(e)(g)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	$13,175,016
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	23,238,877
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	2,900,000	2,592,248
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000	4,113,913
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,792,920
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	11,717,695	(f)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	6,522,938	(g)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	314,783
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	3,726,000	3,728,912	(f)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	9,654,313	(f)

Total Insurance				83,052,420

TOTAL FINANCIALS				3,049,791,942

HEALTH CARE - 2.7%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,815,654
Amgen Inc., Senior Notes	2.125%	5/1/20	3,318,000	3,317,193
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,568,923
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,266,782
Celgene Corp., Senior Notes	2.250%	8/15/21	10,330,000	10,333,515
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000	4,824,110
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,324,641
Celgene Corp., Senior Notes	3.875%	8/15/25	9,750,000	10,531,882
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000	4,690,436
Celgene Corp., Senior Notes	5.000%	8/15/45	15,520,000	19,487,961
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	2,500,000	2,512,468

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	$422,629
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,282,191
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,673,345
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	7,348,912

Total Biotechnology				86,400,642

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	6,580,000	7,174,243
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	8,154,584
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	13,112,087
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	19,160,000	19,998,534
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	4,152,562
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,617,113
Medtronic Inc., Senior Notes	3.500%	3/15/25	9,418,000	10,115,758

Total Health Care Equipment & Supplies				65,324,881

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,643,194
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,182,016
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,402,946
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,504,985
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,307,320
Anthem Inc., Senior Notes	3.650%	12/1/27	7,305,000	7,682,604
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,324,618
Centene Corp., Senior Notes	5.625%	2/15/21	2,660,000	2,699,129
Centene Corp., Senior Notes	4.750%	5/15/22	5,032,000	5,152,516
Centene Corp., Senior Notes	6.125%	2/15/24	7,362,000	7,667,155
Centene Corp., Senior Notes	4.750%	1/15/25	3,120,000	3,210,480
Centene Corp., Senior Notes	5.375%	6/1/26	1,130,000	1,185,087	(f)
Cigna Corp., Senior Notes	3.400%	9/17/21	9,330,000	9,544,116
Cigna Corp., Senior Notes	3.750%	7/15/23	24,540,000	25,719,924
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	8,654,684

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	$24,083,057
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,514,168
CVS Health Corp., Senior Notes	3.350%	3/9/21	4,402,000	4,473,645
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,643,429
CVS Health Corp., Senior Notes	3.700%	3/9/23	28,650,000	29,841,668
CVS Health Corp., Senior Notes	4.100%	3/25/25	13,250,000	14,166,302
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,708,845
CVS Health Corp., Senior Notes	4.300%	3/25/28	89,790,000	97,174,264
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	14,088,163
CVS Health Corp., Senior Notes	5.050%	3/25/48	10,960,000	12,458,409
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,486,572	(f)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	840,643	(f)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,130,164	(f)
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	871,215
HCA Inc., Senior Notes	5.875%	2/15/26	240,000	268,872
HCA Inc., Senior Notes	5.375%	9/1/26	498,000	548,398
HCA Inc., Senior Notes	5.625%	9/1/28	140,000	156,352
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	17,201,412
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,448,892
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	360,705
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,300,415
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,911,314
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	6,665,613
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,530,002
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,859,208
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,857,742
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,876,743
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	691,516
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	10,392,000	10,451,844
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,043,796
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,206,590
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,889,163

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	$13,270,245
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	6,863,595
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,775,000	7,206,246

Total Health Care Providers & Services				431,969,981

Pharmaceuticals - 0.7%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,411,605
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	10,624,899
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	140,000	148,854
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	472,000	500,892
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,631,000	5,273,505	(f)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	40,493	(f)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	100,000	103,875	(f)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,687,562	(f)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	160,000	175,168	(f)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	14,766,175	(f)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	27,420,000	28,287,194	(f)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	19,266,594	(f)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	9,311,348	(f)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	2,160,000	2,273,231
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,021,279
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	33,215,547
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,851

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	3,190,000	$2,962,712
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,667,000	1,435,704
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	3,639,000	3,370,624
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	34,239,000	31,457,081
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	12,997,000	10,527,570
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	6,933,462

Total Pharmaceuticals				194,803,225

TOTAL HEALTH CARE				778,498,729

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.6%
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,209,842
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,899,738
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	5,140,356
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,843,217
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	17,463,519
Boeing Co., Senior Notes	3.250%	2/1/35	24,995,000	25,946,610
Boeing Co., Senior Notes	3.750%	2/1/50	6,570,000	7,115,404
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,340,682
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,071,663
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,910,273
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	17,458,611
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	31,218,271
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,574,670
United Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	15,513,642

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
United Technologies Corp., Senior Notes	4.125%	11/16/28	11,520,000	$13,044,358
United Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	4,929,569

Total Aerospace & Defense				173,680,425

Air Freight & Logistics - 0.0%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	4,080,000	4,169,760	(f)

Airlines - 0.1%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	57,442	57,478	(f)
Continental Airlines Pass-Through Trust	6.703%	6/15/21	19,016	20,288
Continental Airlines Pass-Through Trust	5.983%	4/19/22	7,804,669	8,243,291
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	5,923,928	6,509,509

Total Airlines				14,830,566

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,157,200
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	8,184,815
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,206,991
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,505,000	2,615,846
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,274,353
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	3,620,000	3,957,565
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	490,000	521,237
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,649,819
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,640,933
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,439,489
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,681,517

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Waste Management Inc., Senior Notes	3.200%	6/15/26	4,980,000	$5,255,444
Waste Management Inc., Senior Notes	3.450%	6/15/29	5,990,000	6,474,267
Waste Management Inc., Senior Notes	4.000%	7/15/39	5,470,000	6,224,545
Waste Management Inc., Senior Notes	4.150%	7/15/49	7,460,000	8,706,654

Total Commercial Services & Supplies				76,990,675

Electrical Equipment - 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,667,232
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,646,008
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	4,615,773

Total Electrical Equipment				31,929,013

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	10,069,267
General Electric Co., Senior Notes	5.500%	1/8/20	1,640,000	1,652,842
General Electric Co., Senior Notes	4.375%	9/16/20	4,836,000	4,920,339
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	426,617
General Electric Co., Senior Notes	6.750%	3/15/32	10,280,000	12,937,064
General Electric Co., Senior Notes	6.150%	8/7/37	5,260,000	6,485,051
General Electric Co., Senior Notes	5.875%	1/14/38	16,543,000	19,920,487
General Electric Co., Senior Notes	6.875%	1/10/39	35,494,000	47,031,389
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	4,528,759

Total Industrial Conglomerates				107,971,815

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,486,817

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,409,176

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - (continued)
Union Pacific Corp., Senior Notes	3.950%	9/10/28	28,460,000	$31,420,139
Union Pacific Corp., Senior Notes	4.500%	9/10/48	23,430,000	27,998,185

Total Road & Rail				68,827,500

Trading Companies & Distributors - 0.0%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	3,066,000	3,134,985	(f)

Transportation Infrastructure - 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	24,030,000	27,871,436	(f)

TOTAL INDUSTRIALS				511,892,992

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,274,200	(f)
Harris Corp., Senior Notes	4.854%	4/27/35	2,988,000	3,542,486
Harris Corp., Senior Notes	5.054%	4/27/45	6,087,000	7,647,960

Total Communications Equipment				13,464,646

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	41,800,838
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	27,872,480
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	20,467,297

Total IT Services				90,140,615

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	9,800,000	9,738,340
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,391,861

Total Semiconductors & Semiconductor Equipment				14,130,201

Software - 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	18,470,846
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	15,062,304
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,115,837
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,483,723
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	75,631,428
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	43,672,677
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	852,466
Microsoft Corp., Senior Notes	4.100%	2/6/37	4,530,000	5,380,307
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,840,000	4,555,150

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	$11,868,447
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,822,805

Total Software				203,915,990

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.000%	11/13/20	11,350,000	11,375,815
Apple Inc., Senior Notes	1.550%	8/4/21	5,190,000	5,166,017
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	32,485,370
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	37,507,000	38,684,338	(f)

Total Technology Hardware, Storage & Peripherals				87,711,540

TOTAL INFORMATION TECHNOLOGY				409,362,992

MATERIALS - 1.2%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	12,930,000	13,953,151	(f)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,517,285
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,038,148
Nutrien Ltd., Senior Notes	4.875%	3/30/20	330,000	334,063
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	11,074,912	(f)

Total Chemicals				30,917,559

Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	985,214	(f)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	1,789,865	1,796,577
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,326,238	(f)
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,362,642

Total Containers & Packaging				10,470,671

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 1.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	5,065,000	$5,337,244	(f)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	5,150,000	5,613,654	(f)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	435,000	464,319	(f)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	12,947,383	(f)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,514,826	(f)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	10,561,081	(f)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	13,565,488	(f)
ArcelorMittal, Senior Notes	6.250%	2/25/22	3,510,000	3,793,962
ArcelorMittal, Senior Notes	6.125%	6/1/25	17,210,000	19,380,097
ArcelorMittal, Senior Notes	4.550%	3/11/26	8,835,000	9,251,565
ArcelorMittal, Senior Notes	7.000%	10/15/39	3,490,000	4,233,647
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,932,568
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	10,642,664
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	10,833,651
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	1,003,075
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	9,863,375
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	28,735,000	33,627,708	(e)(f)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	4,116,000	4,136,580
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	40,400
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	133,549
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	10,332,000	9,360,792

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	$2,428,234	(f)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	2,010,000	2,016,997	(f)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	21,839,714	(f)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,351,018	(f)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	36,668,000	38,488,327	(f)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	18,190,000	18,713,500	(f)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	28,037,695
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	694,644
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	8,371,032
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,970,488

Total Metals & Mining				305,149,277

Paper & Forest Products - 0.0%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	9,650,000	9,698,250

TOTAL MATERIALS				356,235,757

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	634,000	559,505
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	354,450
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	25,427,207	(f)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	702,066	(f)

TOTAL REAL ESTATE				27,043,228

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.6%
Electric Utilities - 0.6%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	$216,342
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,895,134
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	8,475,351
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	407,710
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	6,416,764
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,578,943
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	16,852,747
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	79,553,602
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,344,000	12,385,386
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,323,729
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	6,354,446

Total Electric Utilities				159,460,154

Multi-Utilities - 0.0%
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	5,033,680

TOTAL UTILITIES				164,493,834

TOTAL CORPORATE BONDS & NOTES (Cost - $7,545,457,025)				8,111,915,747

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.5%
U.S. Government Agencies - 0.5%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	3,763,073
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	65,972,003
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	83,870,000	83,826,508

Total U.S. Government Agencies				153,561,584

U.S. Government Obligations - 17.0%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,728,232
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,180,357

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.750%	11/15/43	469,310,000	$617,463,466
U.S. Treasury Bonds	3.625%	2/15/44	260,890,000	337,337,903
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	610,774,197
U.S. Treasury Bonds	2.750%	8/15/47	379,513,000	429,657,639
U.S. Treasury Bonds	2.750%	11/15/47	206,740,000	234,209,769
U.S. Treasury Bonds	3.000%	2/15/48	19,420,000	23,062,388
U.S. Treasury Bonds	3.125%	5/15/48	518,890,000	630,826,331
U.S. Treasury Bonds	3.000%	8/15/48	108,599,000	129,175,541
U.S. Treasury Bonds	3.000%	2/15/49	6,725,000	8,019,825
U.S. Treasury Bonds	2.875%	5/15/49	220,040,000	256,681,818
U.S. Treasury Bonds	2.250%	8/15/49	128,360,000	132,042,829
U.S. Treasury Notes	2.750%	9/30/20	93,520,000	94,376,658
U.S. Treasury Notes	1.750%	11/30/21	13,580,000	13,612,889
U.S. Treasury Notes	1.875%	2/28/22	43,670,000	43,933,555
U.S. Treasury Notes	1.875%	4/30/22	71,400,000	71,895,058
U.S. Treasury Notes	2.125%	5/15/22	1,410,000	1,428,699
U.S. Treasury Notes	2.875%	9/30/23	560,000	588,230
U.S. Treasury Notes	3.000%	9/30/25	69,500,000	75,024,707
U.S. Treasury Notes	2.625%	1/31/26	316,450,000	335,671,866
U.S. Treasury Notes	1.875%	7/31/26	175,240,000	178,156,102
U.S. Treasury Notes	1.375%	8/31/26	163,520,000	160,917,094
U.S. Treasury Notes	1.625%	9/30/26	100,750,000	100,783,452
U.S. Treasury Notes	3.125%	11/15/28	5,000	5,614
U.S. Treasury Notes	2.375%	5/15/29	121,060,000	128,578,962
U.S. Treasury Notes	1.625%	8/15/29	329,260,000	327,780,902
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,619,789

Total U.S. Government Obligations				4,961,533,872

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,724,938,074)				5,115,095,456

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 8.9%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	5,237,663	4,965,166
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	20.526%	7/25/36	7,489,277	12,546,291	(e)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	20.326%	8/25/36	2,976,683	4,613,585	(e)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	5,427,675	4,561,757

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	4.612%	2/25/37	14,860,541	$4,511,188	(e)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	2.244%	7/20/46	425,450	354,934	(e)
Banc of America Funding Trust, 2015-R2 3A1 (1 mo. USD LIBOR + 0.260%)	2.278%	4/29/37	6,250,557	6,259,128	(e)(f)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	2.278%	4/29/37	25,428,000	25,088,015	(e)(f)
Banc of America Funding Trust, 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	2.208%	6/29/37	5,257,368	5,273,192	(e)(f)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	32,785,962	(e)(f)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	4.419%	7/15/37	16,390,000	16,431,696	(e)(f)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	14,289,189	13,241,005	(e)(f)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1	5.750%	11/25/34	3,069,012	3,103,084
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 33.583%)	24.837%	7/25/36	2,905,408	5,043,766	(e)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	2.188%	3/25/37	18,293,318	17,310,873	(e)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	8.664%	7/15/20	93,060,000	94,026,633	(e)(f)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	2.218%	10/25/36	370,790	361,248	(e)(f)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	2.958%	11/15/36	17,095,000	17,118,024	(e)(f)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,986,984
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	9,948,814	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Citigroup Mortgage Loan Trust, 2006-AR9 1A4 (1 mo. USD LIBOR + 0.240%)	2.258%	11/25/36	1,289,067	$1,302,154	(e)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.224%	8/25/35	62,336	55,165	(e)
Commercial Mortgage Pass-Through Certificates, 2014- CR21 A3	3.528%	12/10/47	558,602	591,032
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.487%	2/10/48	3,070,000	3,192,543	(e)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,844,046
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,548,661	(e)
Commercial Mortgage Trust, 2013-CR12 C	5.250%	10/10/46	730,000	742,326	(e)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	9,117,405	(e)
Commercial Mortgage Trust, 2014-CR21 C	4.579%	12/10/47	11,948,000	12,718,709	(e)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,521,972	(e)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.703%	6/15/38	1,508,876	852,348	(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	5,899,773	4,013,279
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,456,928	3,387,550	(e)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	13,426,325	(f)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,970,000	1,900,024	(f)
Credit Suisse Mortgage Trust, 2015-2R 7A1	4.102%	8/27/36	16,294,773	16,553,502	(e)(f)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	7.648%	7/15/32	23,400,000	23,153,504	(e)(f)
CSMC Trust, 2014-USA D	4.373%	9/15/37	10,950,000	10,944,640	(f)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	2.765%	10/27/36	48,456,954	27,202,135	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
CSMC Trust, 2015-GLPA A	3.881%	11/15/37	4,004,378	$4,389,059	(f)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	22,570,389	(f)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	196,778,208	197,746,711	(e)(f)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.259%	8/15/20	16,828,401	16,849,572	(e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K007 X1, IO	1.202%	4/25/20	58,291,166	135,247	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.635%	10/25/21	7,289,584	189,571	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	28,490,000	31,662,333
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.852%	4/25/29	41,769,525	2,499,919	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 X1, IO	1.083%	6/25/29	39,996,443	3,061,728	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.372%	6/25/29	6,300,000	660,248	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K735 X1, IO	1.102%	5/25/26	69,889,382	3,942,628	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.312%	7/25/26	58,550,000	4,369,007	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	7,264,094	8,394,158

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	11,396,531	$12,574,623
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	4.263%	11/15/36	1,244,942	221,486	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	4.403%	2/15/37	6,784,552	1,251,866	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	4.003%	9/15/37	1,838,290	285,463	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	771,380	4,327
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	4.203%	1/15/40	2,722,646	452,745	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	4,894,877	5,256,945
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	15,854,176	16,623,545
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG,IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.923%	10/15/41	8,144,490	1,202,475	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	4.463%	12/15/41	5,186,152	1,127,088	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.023%	8/15/39	3,131,774	534,109	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.973%	8/15/42	1,730,915	$276,911	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	4,326,273	481,394
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	3,304,087	265,329
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.173%	5/15/39	2,836,330	228,955	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.223%	9/15/42	3,067,584	440,398	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	3,386,001	265,060
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	2,310,256	174,833
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	2.027%	4/15/41	6,439,858	369,117	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	43,572,545	44,524,187
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	32,791,203	33,200,447
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	41,206,417	41,206,169
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	843,961	72,738
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.166%	2/15/38	1,218,711	87,953	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.073%	8/15/44	10,161,246	$2,019,266	(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.973%	12/15/46	22,656,823	3,881,282	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	3.818%	7/25/30	55,580,000	55,641,527	(e)(f)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	5.018%	7/25/24	65,793,205	69,130,927	(e)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	6.568%	2/25/25	4,132,595	4,291,028	(e)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.018%	7/25/25	24,696,281	26,714,029	(e)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M1 (1 mo. USD LIBOR + 0.950%)	2.968%	10/25/29	17,993,495	18,027,719	(e)(f)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	6.268%	1/25/31	19,130,000	20,853,621	(e)(f)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.673%	9/25/28	65,930,000	73,087,915	(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	12,170,000	13,643,434
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	22,830,000	24,728,018

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	25,350,000	$28,117,148
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.897%	10/25/35	2,668,927	275,663	(e)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	2.074%	4/25/36	1,718,772	144,780
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.299%	7/25/36	3,537,109	440,937	(e)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	2.279%	12/25/36	4,233,105	445,947	(e)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	2.279%	12/25/36	5,231,625	545,130	(e)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.462%	4/25/40	2,176,858	438,275	(e)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	17,384,647	18,187,338
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	1,040,070	1,182,344
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	4.682%	10/25/26	1,067,404	99,089	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	1,242,762	1,343,173
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.482%	4/25/42	2,776,296	459,655	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	4,240,773	4,817,637

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	6,207,967	$7,473,801
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.632%	2/25/41	1,184,440	92,852	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	412,827	379,639
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.632%	3/25/42	4,679,829	649,555	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-075 AO, PO	0.000%	3/25/42	247,019	227,161
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.582%	7/25/42	667,532	114,155	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	1,416,674	97,444
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	2,090,093	149,839
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	12/25/42	3,941,821	703,341	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	12/25/42	2,901,205	557,324	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.132%	12/25/42	10,002,415	1,687,732	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	5,571,876	6,543,330

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	15,688,500	$17,630,498
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.132%	3/25/42	5,090,910	763,178	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-014 IG, IO	4.000%	3/25/43	7,589,015	780,479
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	4,352,194	225,740
Federal National Mortgage Association (FNMA) REMIC, 2013-029 QI, IO	4.000%	4/25/43	7,559,905	735,757
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	6/25/43	7,603,172	1,594,396	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.932%	12/25/43	15,555,620	2,895,755	(e)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.009%	8/25/44	6,217,508	339,643	(e)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.820%	8/25/55	12,705,711	715,654	(e)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.132%	8/25/45	3,405,609	779,597	(e)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.982%	11/25/45	19,883,606	4,243,639	(e)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.082%	9/25/46	21,265,444	3,793,902	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.082%	9/25/46	9,617,806	$1,641,569	(e)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.082%	10/25/57	40,329,637	7,983,687	(e)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.182%	11/25/47	13,533,351	2,268,701	(e)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	1,155,498	217,734
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	522,969	73,068
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	279,530	41,943	(e)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	235,184	36,996	(e)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	328,885	47,590
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,434,736	290,655
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	4,308,943	287,027
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	5,377,836	870,681
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	3,669,240	546,215
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	218,560	15,148

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,564,003	$326,893
Federal National Mortgage Association (FNMA) STRIPS, 20384 14, IO	5.500%	1/25/40	601,536	111,102
First Horizon Alternative Mortgage Securities Trust, 2007- FA3 A1 (1 mo. USD LIBOR + 0.330%)	2.348%	6/25/37	10,013,568	5,173,284	(e)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	49,685,362	50,695,072	(e)(f)
FREMF Mortgage Trust, 2012- K20 X2A, IO	0.200%	5/25/45	183,116,852	804,560	(f)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	2.198%	4/15/35	3,244,456	3,180,717	(e)(f)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	34,897,000	8,202,055	(e)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. LIBOR + 6.990%)	4.946%	4/20/36	674,262	129,454	(e)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. LIBOR + 6.580%)	4.536%	8/20/37	2,634,701	395,420	(e)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.456%	3/20/39	326,067	10,766	(e)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.436%	4/20/40	496,635	100,422	(e)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	6,360,872	6,700,762
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.606%	1/20/40	266,797	23,530	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	14,445,271	$15,038,030
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	27,300,669	31,254,327
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	2,159,453	3,444	(e)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.140%	5/20/60	579,976	586,489	(e)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.579%	8/20/58	1,433,776	1,430,347	(e)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.609%	12/20/60	334,795	333,991	(e)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.629%	12/20/60	6,657,132	6,646,656	(e)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	232,556	18,208
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.679%	2/20/61	2,037,980	2,036,999	(e)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.709%	3/20/61	6,833,979	6,835,815	(e)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.729%	3/20/61	6,093,353	6,097,636	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.006%	3/20/42	1,815,540	$355,283	(e)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	4,201,068	202,178
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	1,760,289	124,912
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.073%	8/16/42	3,388,784	667,519	(e)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.790%	1/16/54	72,477,643	3,787,848	(e)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.394%	11/20/42	2,221,251	93,455	(e)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.556%	8/20/44	688,976	116,725	(e)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	5,104,196	394,410
Government National Mortgage Association (GNMA), 2014-176 IA, IO, PAC	4.000%	11/20/44	887,848	143,837
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.106%	2/20/46	25,947,534	4,525,291	(e)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	5,549,494	945,690
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.073%	10/16/46	7,611,407	1,691,338	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.792%	7/16/58	26,711,161	$1,723,319	(e)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.740%	2/16/59	14,940,551	983,405	(e)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.666%	4/16/57	86,788,152	5,094,577	(e)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.354%	7/20/67	37,280,284	5,147,363	(e)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.339%	9/20/67	29,927,991	2,863,723	(e)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	1.942%	10/20/67	15,012,793	1,683,231	(e)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.186%	11/20/67	4,494,716	518,892	(e)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	10,053,571	10,219,058
Government National Mortgage Association (GNMA), 2018-119 IO, IO	0.653%	5/16/60	17,798,238	1,192,959	(e)
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	2.529%	2/20/68	19,327,354	19,243,556	(e)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.529%	5/20/68	33,326,152	33,174,261	(e)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	2.529%	5/20/68	16,089,796	16,002,023	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	2.529%	7/20/68	10,384,864	$10,324,388	(e)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	3.250%	10/20/68	7,127,511	7,059,330	(e)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	13,935,372	14,205,679
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	2.658%	10/25/45	2,394,360	2,450,248	(e)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	2.578%	11/25/45	15,600,048	10,949,574	(e)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	2.248%	4/25/36	740,139	997,051	(e)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.328%	9/15/31	139,880,000	138,478,402	(e)(f)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,748,738	(e)
GS Mortgage Securities Trust, 2015-GC30 B	4.147%	5/10/50	16,340,000	17,384,750	(e)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	5,898,465
GSR Mortgage Loan Trust, 2005-AR7 1A1	4.267%	11/25/35	795,980	637,190	(e)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	2.537%	6/19/35	3,868,903	3,904,270	(e)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	3.005%	6/19/45	2,368,915	1,562,184	(e)
HarborView Mortgage Loan Trust, 2006-2 1A	4.974%	2/25/36	757,300	491,369	(e)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	2.237%	11/19/46	193,970	166,920	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	2.538%	11/25/35	3,285,399	$3,076,456	(e)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.518%	5/25/37	7,591,254	7,712,189	(e)(f)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	4.045%	8/25/35	162,512	134,100	(e)
IndyMac INDX Mortgage Loan Trust, 2006-AR2 1A1B (1 mo. USD LIBOR + 0.210%)	2.228%	4/25/46	5,431,659	5,168,121	(e)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	2.285%	12/26/36	18,386,177	12,236,424	(e)(f)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.055%	1/15/47	1,602,000	1,755,287	(e)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,349,453
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.411%	7/15/48	19,921,000	21,435,984	(e)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.770%	8/15/48	10,543,000	11,589,328	(e)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	676,125
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	4,576,420	2,539,913	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.004%	2/12/49	15,431,165	10,320,158	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.613%	2/15/51	1,114,576	1,068,606	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	47,100,000	9,308,660	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.778%	5/15/28	11,407,035	11,191,707	(e)(f)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	44,963,568	45,910,950	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	39,089,019	$39,804,235	(e)(f)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	91,540,492	93,432,973	(e)(f)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	2.357%	9/27/36	8,961,382	8,786,953	(e)(f)
JPMorgan Resecuritization Trust, 2015-1 4A2	2.316%	9/27/36	14,122,625	10,990,320	(e)(f)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.132%	11/25/36	7,671,726	2,741,763	(e)
Lone Star Portfolio Trust, 2015- LSMZ M (1 mo. USD LIBOR + 7.218%)	9.245%	9/15/20	5,399,033	5,380,676	(e)(f)
Lone Star Portfolio Trust, 2015- LSP E (1 mo. USD LIBOR + 5.850%)	7.878%	9/15/28	38,778,969	39,211,990	(e)(f)
Lone Star Portfolio Trust, 2015- LSP F (1 mo. USD LIBOR + 7.150%)	9.178%	9/15/28	13,844,281	13,958,048	(e)(f)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%, 0.000% Floor)	0.000%	7/31/21	54,425,000	54,425,000	(e)(f)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	4.720%	7/25/34	308,207	298,237	(e)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.228%	4/25/46	169,595	157,672	(e)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,602,106	1,546,240	(f)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.368%	5/25/35	2,338,393	1,667,587	(e)(f)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	2,291,120	2,385,677	(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	4,987,591	3,132,212	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	787,590	494,607	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	1,980,247	$857,823	(e)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	171,455	171,314
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	4.413%	7/25/34	18,506	18,496	(e)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.608%	7/25/35	1,144,392	1,079,731	(e)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	3.252%	4/26/47	13,078,846	12,990,132	(e)(f)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	2.440%	4/16/36	52,277,955	45,728,170	(e)(f)
Multifamily Trust, 2016-1 B	10.957%	4/25/46	4,322,931	4,267,507	(e)(f)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	61,663,198	64,346,348	(e)(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	76,479	60,398
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	2.665%	2/26/46	9,812,994	8,987,806	(e)(f)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.132%	6/25/36	12,727,989	2,586,556	(e)
Prime Mortgage Trust, 2006- DR1 2A2	6.000%	5/25/35	30,054,180	26,050,347	(f)
RALI Series Trust, 2007-QS4 3A9	6.000%	3/25/37	2,507,241	2,358,770
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	524,532	357,610
RAMP Series Trust, 2005-SL1 A7	8.000%	5/25/32	263,532	208,726
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	2.468%	1/25/37	8,423,211	4,523,927	(e)
RBSSP Resecuritization Trust, 2009-12 9A2	4.273%	3/25/36	9,402,834	8,633,178	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	39,321,000	$39,628,687	(f)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	3.652%	7/25/36	14,914,910	1,787,986	(e)(f)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	706	570
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	2.418%	5/25/34	11,138	10,814	(e)
Rosslyn Portfolio Trust, 2017- ROSS A (1 mo. USD LIBOR + 0.950%)	2.978%	6/15/33	31,270,000	31,297,649	(e)(f)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	11,160,000	11,509,085	(f)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	4.409%	7/25/34	841	863	(e)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.198%	7/25/46	135,678	128,019	(e)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	2.797%	10/19/33	89,801	87,346	(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	2.618%	10/25/27	15,095	15,081	(e)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	2.368%	4/25/36	18,409,212	5,027,456	(e)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,828,504
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,421,850
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.844%	2/15/51	7,451,534	6,491,315	(e)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003- AR9 1A7	4.319%	9/25/33	8,384	8,807	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	2.498%	11/25/45	30,753,127		$22,365,713	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	10,032,411		10,351,058	(e)(f)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.442%	3/25/37	14,040,073		1,494,557	(e)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	2.448%	6/25/37	5,293,712		4,376,582	(e)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.420%	7/15/46	450,000		470,077	(e)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000		5,918,195
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.375%	11/15/50	31,973,811		2,503,952	(e)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000		8,520,071
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A2 (1 year Treasury Constant Maturity Rate + 2.490%)	4.897%	11/25/34	25,898		27,063	(e)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR2 1A1	4.965%	3/25/36	32,927,275		33,878,274	(e)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.509%	6/15/45	177,311		4,886	(e)(f)
WFRBS Commercial Mortgage Trust, 2013-C14 D	4.110%	6/15/46	3,030,000		2,928,934	(e)(f)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000		291,719	(e)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.199%	3/15/47	45,489,165		1,565,869	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,610,778,038)					2,605,553,567

SOVEREIGN BONDS - 7.1%
Argentina - 0.2%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	79.499%	6/21/20	265,360,000	ARS	1,994,693	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	626,050,000	ARS	$2,881,006
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	5,430,000		2,694,692
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	50,540,000		21,985,405
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	11,600,000		5,118,616
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,390,000		568,176
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	3,600,000		1,548,036
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	5,450,000		2,389,880
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	32,960,000		14,008,330
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/2029 then 5.250%)	3.750%	12/31/38	22,200,000		8,907,972
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		3,315,600	(f)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,550,000		580,475	(f)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		2,919,300	(f)

Total Argentina					68,912,181

Brazil - 1.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	497,723,000	BRL	126,563,352
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	270,145,000	BRL	72,221,744

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	34,396,000	BRL	$9,705,884
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,493,368
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		19,624,954
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		29,119,122
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	34,140,000		35,468,900
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	50,990,000		57,204,916

Total Brazil					354,402,240

China - 0.2%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	16,545,191	(l)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	8,468,307	(l)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	39,164,459	(l)

Total China					64,177,957

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		24,097,267

Ecuador - 0.0%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	14,140,000		13,450,816	(f)

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		15,993,913	(f)

Indonesia - 1.0%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	310,000		315,425	(l)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000		529,370	(l)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000		25,554,324	(l)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		382,024	(f)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		8,419,771	(l)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		$11,013,310	(f)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		3,111,218
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	5,050,000		5,657,310	(l)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	22,340,000		26,719,732	(f)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		4,317,736	(l)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		29,259,875	(f)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		4,465,792	(f)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		31,875,082
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	1,645,317,000,000	IDR	115,356,484
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	279,479,000,000	IDR	19,414,305

Total Indonesia					286,391,758

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		8,224,970	(l)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	8,110,000		8,430,953	(f)

Total Kenya					16,655,923

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	24,270,000		26,208,688	(f)

Mexico - 1.9%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	18,836,713
Mexican Bonos, Bonds	8.000%	11/7/47	4,039,060,000	MXN	220,379,882
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	116,705,246
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	20,466,518
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,668,886,200	MXN	141,611,637
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	11,650,000		12,045,867

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - (continued)
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000		$30,509,485
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		10,596,162

Total Mexico					571,151,510

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		8,240,080	(f)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		9,506,524	(f)

Total Nigeria					17,746,604

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		3,410,561
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,180,000		20,809,292

Total Peru					24,219,853

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	34,880,000		37,830,743

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		25,461,602	(f)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	50,690,000		62,849,416	(f)

Total Qatar					88,311,018

Russia - 1.2%
Russian Federal Bond - OFZ	7.000%	1/25/23	1,326,230,000	RUB	20,709,474
Russian Federal Bond - OFZ	7.000%	8/16/23	3,299,070,000	RUB	51,589,967
Russian Federal Bond - OFZ	7.750%	9/16/26	256,110,000	RUB	4,166,235
Russian Federal Bond - OFZ	8.150%	2/3/27	2,696,040,000	RUB	44,770,767
Russian Federal Bond - OFZ	7.050%	1/19/28	6,370,818,000	RUB	99,613,346
Russian Federal Bond - OFZ	6.900%	5/23/29	2,745,190,000	RUB	42,348,011
Russian Federal Bond - OFZ	7.650%	4/10/30	5,213,630,000	RUB	84,610,249
Russian Federal Bond - OFZ	7.250%	5/10/34	309,130,000	RUB	4,813,810

Total Russia					352,621,859

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000	$27,233,232	(f)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	80,700,000	78,379,875	(f)

Total United Arab Emirates				105,613,107

Uruguay - 0.0%
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	1

TOTAL SOVEREIGN BONDS (Cost - $2,167,706,178)				2,067,785,438

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.5%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	20,030,000	20,512,923	(f)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	34,800,000	36,257,187	(f)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	30,370,000	30,285,119	(f)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	2.019%	9/25/34	1,474,214	1,440,176	(e)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	4.606%	12/27/39	6,062,967	6,207,703	(e)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.518%	10/25/37	47,370,000	48,459,041	(e)(f)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	3.768%	10/25/37	108,930,000	103,091,537	(e)(f)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	36,638,237	38,507,446	(f)
Conseco Finance Corp., 1993-2 B	3.500%	7/15/18	63	63	(e)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	13,272,136	12,948,990	(e)
ContiMortgage Home Equity Loan Trust, 1997-4 B1F	7.330%	10/15/28	32,509	142,373	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	2.638%	9/25/33	392,090	$387,925	(e)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	2.358%	12/25/36	55,580	37,195	(e)(f)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	2.168%	7/15/36	38,915	37,563	(e)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.178%	11/15/36	497,901	442,586	(e)
Countrywide Home Equity Loan Trust, 2007-B A (1 mo. USD LIBOR + 0.150%)	2.178%	2/15/37	6,233,727	6,039,720	(e)
Credit Suisse European Mortgage Capital Ltd., 2019-10TF A (3 mo. USD LIBOR + 2.900%, 0.000% Floor)	0.000%	8/9/24	58,815,000	58,815,000	(f)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	2.168%	1/15/37	4,804,094	4,632,756	(e)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	3.368%	3/25/36	14,686,100	14,800,050	(e)(f)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	6,788,409	7,115,977
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	49,520,000	54,897,189
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	2.518%	10/25/34	2,941,902	2,892,361	(e)(f)
Goal Capital Funding Trust, 2005-2 A4 (3 mo. USD LIBOR + 0.200%)	2.332%	8/25/44	36,254,270	35,470,811	(e)
Green Tree Home Improvement Loan Trust, 201996-A B2	7.400%	2/15/26	2,628	2,753
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.418%	10/25/46	6,410,009	6,131,297	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Hertz Vehicle Financing II LP, 2015-1A C	4.350%	3/25/21	14,481,000	$14,540,337	(f)
Hertz Vehicle Financing II LP, 2016-2A D	5.970%	3/25/22	10,226,000	10,421,854	(f)
Hertz Vehicle Financing II LP, 2017-1A D	6.490%	10/25/21	24,750,000	25,218,889	(f)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	2.285%	12/25/36	90,804,416	81,671,744	(e)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	2.178%	10/25/36	3,769,610	1,629,048	(e)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	3.038%	10/25/33	280,605	281,689	(e)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	8.618%	2/26/29	18,137,842	19,875,937	(e)(f)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	34,019,413	34,938,580
Origen Manufactured Housing Contract Trust, 2006-A A2	4.143%	10/15/37	11,251,007	10,813,894	(e)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.752%	4/15/37	15,115,682	14,714,542	(e)
Ownit Mortgage Loan Asset- Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	3.818%	7/25/35	3,214,144	3,252,615	(e)
RAMP Series Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	2.368%	10/25/36	17,250,000	16,545,074	(e)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	3.143%	8/25/33	1,423,938	1,416,573	(e)
Ratchet Trading Ltd., 2018-1 A	15.190%	1/26/27	4,379,480	4,256,372	(e)(f)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 0.620%)	2.638%	3/25/34	5,693,526	5,721,627	(e)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	14,194,892	10,142,701
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	3.518%	10/25/32	1,329,342	1,281,921	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	2.478%	4/25/36	263,344	$260,852	(e)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	8,950,081	9,456,354
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	16,768,363	17,617,092
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A1 (1 mo. USD LIBOR + 0.050%)	2.068%	10/25/36	28,757,650	12,258,903	(e)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A2 (1 mo. USD LIBOR + 0.160%)	2.178%	10/25/36	78,384,970	34,198,610	(e)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A3 (1 mo. USD LIBOR + 0.220%)	2.238%	10/25/36	39,734,384	17,552,617	(e)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	1,418,411	1,408,917	(f)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	41,222,006	(f)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	5,545,734	(f)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.238%	2/25/36	1,098,532	51,796	(e)(f)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	2.168%	3/25/37	27,267,525	21,992,859	(e)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.049%	5/25/31	5,685,570	5,163,285	(e)(f)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	3.018%	5/25/58	52,535,090	53,068,006	(e)(f)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	10,540,000	11,074,209

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	10,310,000	$10,663,523
Upgrade Pass-Through Trust, 2018-3 A	15.498%	6/15/24	8,465,981	8,244,020	(f)
Upgrade Pass-Through Trust I, 2017-1 CERT	14.960%	12/27/27	4,624,540	4,519,766	(e)(f)
Upgrade Pass-Through Trust I, 2018-2 A	16.537%	5/15/24	7,095,264	6,977,404	(f)
Upgrade Pass-Through Trust I, 2018-5 A	12.075%	9/15/24	9,209,835	9,055,331	(f)
Upgrade Pass-Through Trust I, 2018-6 A	5.339%	10/15/24	8,311,339	8,103,315	(f)
Upgrade Pass-Through Trust IV, 2018-4 A	15.308%	8/15/24	9,046,697	8,787,482	(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,021,512,911)				1,033,501,219

			FACE AMOUNT†
SENIOR LOANS - 3.2%
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.294%	2/22/24	30,782,000	30,871,791	(e)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.528%	1/15/26	17,330,528	17,354,895	(e)(m)(n)

Total Diversified Telecommunication Services				48,226,686

Media - 0.3%
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.804%	11/18/24	4,518,443	4,528,045	(e)(m)(n)
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.050%	4/30/25	11,732,915	11,816,242	(e)(m)(n)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	5.300%	8/24/26	6,700,000	6,739,784	(e)(m)(n)(o)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	5/1/26	13,731,140	13,838,408	(e)(m)(n)(o)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Nexstar Broadcasting Inc., Term Loan B4 (3 mo. USD LIBOR + 2.750%)	4.807%	6/19/26	18,670,000	$18,784,746	(e)(m)(n)(o)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.715%	1/31/26	11,905,488	11,840,008	(e)(m)(n)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.794%	3/15/24	15,253,267	14,850,138	(e)(m)(n)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.528%	4/15/25	8,238,250	8,233,101	(e)(m)(n)

Total Media				90,630,472

Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.563%	2/2/24	3,395,210	3,374,839	(e)(m)(n)

TOTAL COMMUNICATION SERVICES				142,231,997

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.544%	4/30/26	17,630,000	17,534,498	(e)(m)(n)

Commercial Services & Supplies - 0.0%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	5.800%	12/6/25	3,721,875	3,754,348	(c)(e)(m)(n)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (3 mo. USD LIBOR + 3.250%)	5.210%	9/23/26	26,638,135	26,366,986	(e)(m)(n)

Entertainment - 0.0%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.044%	10/7/24	5,458,046	5,461,081	(e)(m)(n)(o)

Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.294%	2/16/24	6,955,958	6,987,086	(e)(m)(n)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.044%	7/31/24	14,917,141	$14,954,434	(e)(m)(n)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.794%	3/11/25	14,934,742	14,990,747	(e)(m)(n)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	4.166%	9/15/23	2,203,962	2,213,756	(e)(m)(n)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.794%	12/23/24	23,023,994	22,902,704	(e)(m)(n)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	4.044%	11/30/23	7,443,340	7,487,204	(e)(m)(n)(o)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	4.794-4.807%	10/4/23	10,902,667	10,898,121	(e)(m)(n)(o)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.787%	6/22/26	13,176,279	13,270,529	(e)(m)(n)(o)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	5.044%	5/15/26	12,867,750	12,951,390	(e)(m)(n)
Scientific Games International Inc., Initial Term Loan B5	4.794-4.896%	8/14/24	31,819,755	31,598,162	(e)(m)(n)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.550%	6/8/23	11,396,426	11,455,345	(e)(m)(n)

Total Hotels, Restaurants & Leisure				149,709,478

Specialty Retail - 0.1%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	7/1/22	11,688,194	8,220,692	(e)(m)(n)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	4.794-4.850%	11/8/23	624,023	534,320	(e)(m)(n)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.544-4.546%	1/30/23	6,046,294	$5,917,810	(e)(m)(n)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.550%	8/19/22	9,334,812	9,266,743	(e)(m)(n)

Total Specialty Retail				23,939,565

TOTAL CONSUMER DISCRETIONARY				226,765,956

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson’s LLC, 2019 Term Loan B7 (1 mo. USD LIBOR + 2.750%)	4.794%	11/17/25	3,754,387	3,782,253	(e)(m)(n)
Albertson’s LLC, 2019 Term Loan B8 (1 mo. USD LIBOR + 2.750%)	4.794%	8/17/26	5,633,361	5,674,558	(e)(m)(n)

Total Food & Staples Retailing				9,456,811

Food Products - 0.0%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	4.040%	5/24/24	2,459,179	2,468,976	(e)(m)(n)

TOTAL CONSUMER STAPLES				11,925,787

FINANCIALS - 0.5%
Capital Markets - 0.2%
Blackstone CQP Holdco LP, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.656%	9/30/24	6,014,925	6,051,580	(e)(m)(n)(o)
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.307%	7/21/25	11,068,152	11,100,759	(e)(m)(n)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	12/2/24	11,019,963	11,050,951	(e)(m)(n)
Focus Financial Partners LLC, Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.544%	7/3/24	6,987,158	7,027,188	(e)(m)(n)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
LPL Holdings Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	4.304%	9/23/24	2,834,460	$2,853,060	(e)(m)(n)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.044%	3/27/23	15,911,312	16,009,516	(e)(m)(n)

Total Capital Markets				54,093,054

Diversified Financial Services - 0.2%
Citadel Securities LP, Term Loan (1 mo. USD LIBOR + 3.500%)	5.544%	2/27/26	6,149,374	6,176,278	(c)(e)(m)(n)(o)
Finco I LLC, 2018 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	4.044%	12/27/22	2,075,386	2,084,142	(e)(m)(n)
Guggenheim Partners Investment Management Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.189%	7/21/23	2,962,904	2,931,794	(e)(m)(n)
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	5.804%	11/27/23	10,458,754	10,490,130	(e)(m)(n)(o)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.044%	8/25/22	15,040,687	15,040,687	(c)(e)(m)(n)(o)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.604%	7/10/25	1,032,992	1,038,395	(e)(m)(n)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.800%	2/1/23	4,697,289	4,625,853	(e)(m)(n)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	3.250%	4/29/26	20,139,637	20,236,146	(e)(m)(n)
VFH Parent LLC, Initial Term Loan	—	3/1/26	3,886,667	3,899,217	(o)
VFH Parent LLC, Initial Term Loan	—	3/1/26	900,000	902,906	(o)

Total Diversified Financial Services				67,425,548

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.1%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	5.044%	8/4/22	17,430,948	$17,500,672	(e)(m)(n)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.044%	11/3/24	13,017,831	13,074,783	(e)(m)(n)

Total Insurance				30,575,455

TOTAL FINANCIALS				152,094,057

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.307%	4/28/22	7,461,501	7,002,619	(e)(m)(n)
HCA Inc., Term Loan B10 (1 mo. USD LIBOR + 2.000%)	4.044%	3/13/25	6,275,479	6,304,240	(e)(m)(n)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.544%	8/18/22	8,639,412	8,657,770	(e)(m)(n)(o)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.554%	11/16/25	30,042,428	30,103,444	(e)(m)(n)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	6/7/23	27,007,274	25,780,684	(e)(m)(n)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.567%	3/5/26	18,342,211	18,405,272	(e)(m)(n)

Total Health Care Providers & Services				96,254,029

Health Care Technology - 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.681%	2/11/26	24,516,800	24,419,763	(e)(m)(n)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.544%	3/1/24	28,611,427	28,510,829	(e)(m)(n)

Total Health Care Technology				52,930,592

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.1%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.039%	6/2/25	14,550,684	$14,626,042	(e)(m)(n)
Option Care Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.544%	8/6/26	17,320,000	17,341,650	(c)(e)(m)(n)

Total Pharmaceuticals				31,967,692

TOTAL HEALTH CARE				181,152,313

INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.794%	1/15/25	17,834,950	17,933,041	(e)(m)(n)

Airlines - 0.0%
American Airlines Inc., 2017 Replacement Term Loan B	—	12/14/23	3,020,000	3,021,652	(o)

Commercial Services & Supplies - 0.1%
Allied Universal Holdco LLC, Delayed Draw Tem Loan	2.125%	7/10/26	1,028,829	1,031,615	(e)(m)(n)
Allied Universal Holdco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.507%	7/10/26	10,391,171	10,419,310	(e)(m)(n)(o)
API Group Inc., Term Loan B	—	5/11/26	11,210,000	11,266,050	(c)(o)
ServiceMaster Co. LLC, Term Loan C (1 mo. USD LIBOR + 2.500%)	4.544%	11/8/23	1,269,176	1,278,695	(c)(e)(m)(n)

Total Commercial Services & Supplies				23,995,670

Professional Services - 0.0%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.044%	4/10/23	10,156,170	10,202,188	(e)(m)(n)

Trading Companies & Distributors - 0.0%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.563%	8/15/25	9,450,375	9,497,627	(e)(m)(n)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	3.854%	10/6/23	1,433,333	1,440,053	(e)(m)(n)

Total Trading Companies & Distributors				10,937,680

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.0%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	3.854%	10/31/22	3,910,969	$3,927,380	(e)(m)(n)

TOTAL INDUSTRIALS				70,017,611

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	5.794%	9/30/24	20,106,662	20,171,285	(e)(m)(n)(o)

Software - 0.2%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	4.050%	9/19/25	7,290,653	7,336,219	(e)(m)(n)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.112%	10/31/24	32,410,997	32,444,769	(e)(m)(n)
DigiCert Holdings Inc., Term Loan B	—	8/7/26	26,210,000	26,171,786	(o)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	4.544%	6/21/24	349,861	346,362	(e)(m)(n)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.544%	6/21/24	2,362,694	2,338,082	(e)(m)(n)

Total Software				68,637,218

Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	3.862%	4/29/23	15,118,952	15,110,803	(e)(m)(n)

TOTAL INFORMATION TECHNOLOGY				103,919,306

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.250%)	4.299%	10/3/22	2,725,615	2,740,816	(e)(m)(n)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.794%	2/6/23	24,535,475	24,602,555	(e)(m)(n)

TOTAL MATERIALS				27,343,371

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.044%	3/21/25	18,229,854		$18,295,372	(e)(m)(n)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.046%	12/20/24	68,182		68,447	(e)(m)(n)

Total Equity Real Estate Investment Trusts (REITs)					18,363,819

Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.294%	4/18/24	11,506,404		11,547,493	(e)(m)(n)(o)

TOTAL REAL ESTATE					29,911,312

TOTAL SENIOR LOANS (Cost - $948,804,949)					945,361,710

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.9%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	12,143,624		16,098,897
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	19,237,836		25,727,242
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	75,792,623		79,809,369
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	68,100,437		81,225,567
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	66,095,943		73,263,060
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	3,762,595		4,064,388
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	232,471,080		261,182,460

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $486,037,711)					541,370,983

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
Japan - 0.3%
Japanese Government CPI Linked Bond, Senior Notes (Cost - $93,838,553)	0.100%	3/10/26	9,436,269,950	JPY	90,457,284

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Australian Dollar Futures, Call @ $68.50	10/4/19	584	584,000	$20,440
Australian Dollar Futures, Call @ $69.00	10/4/19	138	138,000	1,380
Australian Dollar Futures, Call @ $68.00	11/8/19	416	416,000	203,840
Australian Dollar Futures, Call @ $68.50	11/8/19	139	139,000	43,090
Australian Dollar Futures, Call @ $68.00	12/6/19	139	139,000	97,300
Australian Dollar Futures, Put @ $67.50	11/8/19	298	298,000	169,860
Canadian Dollar, Call @ $75.50	10/4/19	138	138,000	34,500
Canadian Dollar, Call @ $76.00	10/4/19	778	778,000	38,900
Canadian Dollar, Call @ $76.50	10/4/19	252	252,000	1,260
Canadian Dollar, Call @ $75.00	11/8/19	138	138,000	125,580
Canadian Dollar, Call @ $76.00	11/8/19	528	528,000	190,080
Euro Currency, Call @ $1.10	10/4/19	276	34,500,000	48,300
Euro Currency, Call @ $1.12	10/4/19	207	25,875,000	1,294
Euro Currency, Call @ $1.13	10/4/19	137	17,125,000	856
Euro Currency, Call @ $1.10	11/8/19	139	17,375,000	114,675
Euro Currency, Call @ $1.11	11/8/19	149	18,625,000	87,538
Euro Currency, Call @ $1.12	11/8/19	138	17,250,000	39,675
Euro Currency, Call @ $1.11	12/6/19	277	34,625,000	186,975
Euro Currency, Put @ $1.11	11/8/19	149	18,625,000	249,575
Euro-Bund Futures, Call @ 180.50EUR	10/25/19	81	8,100,000	883
Euro-Bund Futures, Call @ 181.00EUR	10/25/19	65	6,500,000	708
Euro-Bund Futures, Put @ 173.00EUR	10/25/19	450	45,000,000	171,667
Japanese Yen Futures, Put @ $94.00	10/4/19	138	172,500	182,850
U.S. Treasury 5-Year Notes Futures, Call @ $119.25	10/4/19	636	636,000	119,250
U.S. Treasury 5-Year Notes Futures, Call @ $119.00	10/25/19	530	530,000	260,860
U.S. Treasury 5-Year Notes Futures, Call @ $119.25	10/25/19	207	207,000	77,625

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 5-Year Notes Futures, Put @ $115.50	10/25/19	11,823	11,823,000	$92,373
U.S. Treasury 5-Year Notes Futures, Put @ $115.75	10/25/19	4,163	4,163,000	32,526
U.S. Treasury 5-Year Notes Futures, Put @ $116.00	10/25/19	4,163	4,163,000	65,047
U.S. Treasury 5-Year Notes Futures, Put @ $119.00	10/25/19	518	518,000	178,063
U.S. Treasury 5-Year Notes Futures, Put @ $115.00	11/22/19	15,906	15,906,000	248,531
U.S. Treasury 10-Year Notes Futures, Call @ $130.25	10/4/19	613	613,000	249,031
U.S. Treasury 10-Year Notes Futures, Call @ $129.00	10/25/19	1,401	1,401,000	2,145,281
U.S. Treasury 10-Year Notes Futures, Call @ $129.50	10/25/19	800	800,000	925,000
U.S. Treasury 10-Year Notes Futures, Call @ $130.00	10/25/19	1,549	1,549,000	1,306,969
U.S. Treasury 10-Year Notes Futures, Call @ $130.25	10/25/19	347	347,000	249,406
U.S. Treasury 10-Year Notes Futures, Put @ $129.00	10/25/19	91	91,000	19,906
U.S. Treasury 10-Year Notes Futures, Put @ $130.00	10/25/19	19	19,000	10,094
U.S. Treasury 10-Year Notes Futures, Put @ $130.25	10/25/19	204	204,000	133,875
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00	10/25/19	60	60,000	277,500
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00	10/25/19	100	100,000	237,500
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00	10/25/19	378	378,000	679,219
U.S. Treasury Long-Term Bonds Futures, Call @ $162.50	10/25/19	102	102,000	157,781
U.S. Treasury Long-Term Bonds Futures, Put @ $159.00	10/25/19	200	200,000	96,875
U.S. Treasury Long-Term Bonds Futures, Put @ $160.00	10/25/19	400	400,000	293,750
U.S. Treasury Long-Term Bonds Futures, Put @ $164.00	10/25/19	400	400,000	1,056,250

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				10,923,938

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.2%
U.S. Dollar/ Australian Dollar, Put @ $0.70	Citibank N.A.	12/5/19	291,400,000	291,400,000	$536,552
U.S. Dollar/ Euro, Call @ $1.13	Citibank N.A.	10/21/19	532,280,000	532,280,000	17,974,752
U.S. Dollar/ Euro, Call @ $1.14	Citibank N.A.	11/4/19	539,176,464	539,176,464	22,010,678

TOTAL OTC PURCHASED OPTIONS					40,521,982

TOTAL PURCHASED OPTIONS (Cost - $28,663,121)					51,445,920

		RATE		SHARES
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $10,564,634)		7.943%		431,316	11,304,792	(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $28,476,488,308)					29,556,277,911

			MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.0%
COMMERCIAL PAPER - 0.3%
Banco Santander SA (Cost - $98,406,836)		2.166%	10/16/19	98,500,000	98,407,498	(p)

				SHARES
MONEY MARKET FUNDS - 3.7%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,071,591,691)		2.030%		1,071,591,691	1,071,591,691	(q)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,169,998,527)					1,169,999,189

TOTAL INVESTMENTS - 105.1% (Cost - $29,646,486,835)					30,726,277,100
Liabilities in Excess of Other Assets - (5.1)%					(1,491,145,748)

TOTAL NET ASSETS - 100.0%					$29,235,131,352

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2019, the Fund held TBA securities with a total cost of $1,879,314,233.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The coupon payment on these securities is currently in default as of September 30, 2019.

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of September 30, 2019.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of September 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(p)	Rate shown represents yield-to-maturity.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $1,071,591,691 and the cost was $1,071,591,691 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CPI	— Consumer Price Index
EUR	— Euro
GBP	— British Pound
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	11/8/19	$70.00		276	276,000	$(19,320)
Euro Futures, Call	10/4/19	1.11		297	37,125,000	(5,569)
Euro Futures, Put	11/8/19	1.12		274	34,250,000	(719,250)
Euro-Bund Futures, Call	10/25/19	176.00	EUR	257	25,700,000	(56,023)
Euro-Bund Futures, Put	10/25/19	172.00	EUR	508	50,800,000	(88,591)
Euro-Bund Futures, Put	10/25/19	173.50	EUR	132	13,200,000	(70,498)
Euro-Bund Futures, Put	10/25/19	174.00	EUR	132	13,200,000	(97,834)
U.S. Treasury 5-Year Notes Futures, Call	10/25/19	119.50		3,324	3,324,000	(908,908)
U.S. Treasury 5-Year Notes Futures, Call	11/22/19	119.50		1,242	1,242,000	(553,079)
U.S. Treasury 5-Year Notes Futures, Put	10/25/19	119.50		1,038	1,038,000	(648,750)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	130.50		2,633	2,633,000	(1,563,344)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	130.75		613	613,000	(306,500)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	$131.00	1,830	1,830,000	$(743,438)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	131.25	306	306,000	(100,406)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	131.50	1,101	1,101,000	(292,453)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	132.00	2,349	2,349,000	(403,734)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	132.50	450	450,000	(49,219)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	133.00	2,808	2,808,000	(219,375)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	131.00	1,401	1,401,000	(985,078)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	131.50	450	450,000	(246,094)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	132.00	1,213	1,213,000	(492,781)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	129.50	2,190	2,190,000	(752,812)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	130.50	1,352	1,352,000	(1,056,250)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	131.00	875	875,000	(957,031)
U.S. Treasury 10-Year Notes Futures, Put	11/22/19	129.00	1,593	1,593,000	(721,828)
U.S. Treasury 10-Year Notes Futures, Put	11/22/19	130.00	3,403	3,403,000	(2,818,109)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	160.00	400	400,000	(1,218,750)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	163.00	179	179,000	(237,734)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	164.00	538	538,000	(512,781)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	165.00	1,328	1,328,000	(913,000)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	166.00	1,199	1,199,000	(562,031)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	167.00	799	799,000	(262,172)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	168.00	898	898,000	(196,438)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	170.00	829	829,000	(90,672)
U.S. Treasury Long-Term Bonds Futures, Call	11/22/19	162.00	200	200,000	(493,750)
U.S. Treasury Long-Term Bonds Futures, Call	11/22/19	164.00	307	307,000	(494,078)
U.S. Treasury Long-Term Bonds Futures, Put	10/25/19	161.00	934	934,000	(992,375)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Put		10/25/19	$162.00		494	494,000	$(733,281)
U.S. Treasury Long-Term Bonds Futures, Put		10/25/19	163.00		329	329,000	(663,141)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $26,252,656)							$(22,246,477)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	112,110,000	112,110,000	$(634,148)
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	65,120,000	65,120,000	(368,350)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	112,110,000	112,110,000	(367,435)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	65,120,000	65,120,000	(213,428)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $1,745,715)							$(1,583,361)

TOTAL WRITTEN OPTIONS (Premiums received - $27,998,371)							$(23,829,838)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
EUR	— Euro

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	5,419	12/19	$1,329,235,942	$1,328,196,900	$(1,039,042)
90-Day Eurodollar	402	3/20	98,184,199	98,821,650	637,451
90-Day Eurodollar	8,888	6/20	2,164,573,811	2,187,447,900	22,874,089
90-Day Eurodollar	3,783	3/21	922,748,234	932,556,787	9,808,553
Australian Dollar	2,740	12/19	188,326,050	185,443,200	(2,882,850)
British Pound	3,914	12/19	303,172,661	301,671,550	(1,501,111)
Canadian Dollar	3,565	12/19	271,448,012	269,620,950	(1,827,062)
Euro	4,038	12/19	561,245,438	553,332,187	(7,913,251)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Euro-Bobl	237	12/19	$35,219,406	$35,040,857	$(178,549)
Euro-BTP	5,070	12/19	798,252,430	805,918,622	7,666,192
Japanese Yen	1,890	12/19	221,826,812	219,665,250	(2,161,562)
Mexican Peso	7,042	12/19	177,883,720	176,261,260	(1,622,460)
Russian Ruble	4,282	12/19	160,558,230	163,358,300	2,800,070
Swiss Franc	344	12/19	43,770,560	43,352,600	(417,960)
U.S. Treasury 2-Year Notes	16,400	12/19	3,541,360,605	3,534,200,000	(7,160,605)
U.S. Treasury 5-Year Notes	78,492	12/19	9,393,190,255	9,352,199,352	(40,990,903)
U.S. Treasury 10-Year Notes	5,856	12/19	762,557,731	763,110,000	552,269
U.S. Treasury Ultra Long-Term Bonds	14,088	12/19	2,749,307,153	2,703,575,250	(45,731,903)

					(69,088,634)

Contracts to Sell:
30-Day Federal Funds	14,811	11/19	6,068,831,579	6,063,429,598	5,401,981
30-Day Federal Funds	409	1/20	166,876,051	167,728,980	(852,929)
90-Day Eurodollar	9,379	6/21	2,302,909,942	2,312,509,688	(9,599,746)
Australian 10-Year Bonds	295	12/19	29,084,267	29,338,756	(254,489)
Euro-Bund	20,137	12/19	3,864,413,570	3,824,495,309	39,918,261
Euro-Buxl	781	12/19	187,999,528	185,147,082	2,852,446
Euro-Oat	876	12/19	164,306,016	162,611,341	1,694,675
Japanese 10-Year Bonds	316	12/19	453,079,558	453,052,671	26,887
U.S. Treasury Long-Term Bonds	1,664	12/19	268,780,020	270,088,000	(1,307,980)
U.S. Treasury Ultra 10-Year Notes	5,437	12/19	782,650,181	774,262,781	8,387,400
United Kingdom Long Gilt Bonds	2,204	12/19	361,800,176	363,780,761	(1,980,585)

					44,285,921

Net unrealized depreciation on open futures contracts					$(24,802,713)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,723,599	IDR	266,979,795,324	Bank of America N.A.	10/17/19	$(49,099)
USD	37,673,025	IDR	538,347,529,512	Bank of America N.A.	10/17/19	(180,909)
CAD	826,621,234	USD	630,777,451	Barclays Bank PLC	10/17/19	(6,668,220)
CNY	854,910,000	USD	120,605,206	Barclays Bank PLC	10/17/19	(872,706)
EUR	263,125,000	USD	290,544,993	Barclays Bank PLC	10/17/19	(3,366,029)
IDR	5,623,851,660,000	USD	391,605,854	Barclays Bank PLC	10/17/19	3,835,563
INR	17,338,937,000	USD	246,694,700	Barclays Bank PLC	10/17/19	(2,480,909)
MXN	2,012,500,000	USD	103,132,142	Barclays Bank PLC	10/17/19	(1,453,926)
USD	58,428	AUD	86,001	Barclays Bank PLC	10/17/19	344
USD	64,860	AUD	94,001	Barclays Bank PLC	10/17/19	1,373
USD	95,490,925	CNH	657,980,221	Barclays Bank PLC	10/17/19	3,381,877
USD	228,485,574	CNY	1,574,197,056	Barclays Bank PLC	10/17/19	8,014,942
USD	253,373,962	EUR	225,740,000	Barclays Bank PLC	10/17/19	6,997,604
USD	24,502,906	GBP	20,000,000	Barclays Bank PLC	10/17/19	(106,037)
USD	73,150,694	GBP	58,203,000	Barclays Bank PLC	10/17/19	1,534,978
USD	259,338,485	IDR	3,684,421,854,900	Barclays Bank PLC	10/17/19	268,174
USD	244,900,240	INR	17,338,937,000	Barclays Bank PLC	10/17/19	686,449
USD	1,895,898	JPY	200,000,000	Barclays Bank PLC	10/17/19	43,990
USD	150,699,015	MXN	2,979,892,186	Barclays Bank PLC	10/17/19	144,916
ZAR	728,620,000	USD	51,167,135	Barclays Bank PLC	10/17/19	(3,169,541)
USD	60,407	AUD	89,001	BNP Paribas SA	10/17/19	297
USD	119,043	AUD	172,002	BNP Paribas SA	10/17/19	2,876
USD	7,877,058	EUR	7,000,000	BNP Paribas SA	10/17/19	237,143
USD	10,080,405	EUR	9,000,000	BNP Paribas SA	10/17/19	257,657
USD	13,469,940	EUR	12,000,000	BNP Paribas SA	10/17/19	372,942
USD	13,480,320	EUR	12,000,000	BNP Paribas SA	10/17/19	383,322
USD	22,404,100	EUR	20,000,000	BNP Paribas SA	10/17/19	575,770
USD	22,456,840	EUR	20,000,000	BNP Paribas SA	10/17/19	628,510
BRL	562,000,700	USD	135,057,363	Citibank N.A.	10/17/19	34,223
BRL	688,360,000	USD	181,195,051	Citibank N.A.	10/17/19	(15,729,698)
BRL	796,532,051	USD	209,920,402	Citibank N.A.	10/17/19	(18,453,064)
BRL	1,387,458,719	USD	364,784,730	Citibank N.A.	10/17/19	(31,272,691)
EUR	7,500,000	USD	8,338,125	Citibank N.A.	10/17/19	(152,501)
EUR	35,000,000	USD	38,599,750	Citibank N.A.	10/17/19	(400,173)
EUR	38,000,000	USD	42,928,410	Citibank N.A.	10/17/19	(1,454,583)
EUR	70,000,000	USD	77,698,250	Citibank N.A.	10/17/19	(1,299,096)
EUR	138,566,331	USD	155,495,880	Citibank N.A.	10/17/19	(4,262,302)
GBP	2,779,942	USD	3,500,000	Citibank N.A.	10/17/19	(79,428)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	57,996,448	USD	72,455,658	Citibank N.A.	10/17/19	$(1,094,093)
JPY	400,000,000	USD	3,721,640	Citibank N.A.	10/17/19	(17,823)
MXN	800,000,000	USD	40,955,701	Citibank N.A.	10/17/19	(537,031)
MXN	1,651,754,000	USD	85,000,000	Citibank N.A.	10/17/19	(1,547,875)
USD	35,658	AUD	51,000	Citibank N.A.	10/17/19	1,213
USD	108,584	AUD	160,001	Citibank N.A.	10/17/19	523
USD	143,973	AUD	211,001	Citibank N.A.	10/17/19	1,467
USD	165,324	AUD	245,001	Citibank N.A.	10/17/19	(144)
USD	236,656	AUD	348,001	Citibank N.A.	10/17/19	1,623
USD	111,065,533	AUD	159,919,271	Citibank N.A.	10/17/19	3,059,276
USD	3,074,498	COP	9,970,598,300	Citibank N.A.	10/17/19	211,633
USD	9,560,842	EUR	8,500,000	Citibank N.A.	10/17/19	283,802
USD	11,136,250	EUR	10,000,000	Citibank N.A.	10/17/19	222,085
USD	11,144,744	EUR	10,000,000	Citibank N.A.	10/17/19	230,579
USD	12,282,886	EUR	11,000,000	Citibank N.A.	10/17/19	277,305
USD	12,370,446	EUR	11,000,000	Citibank N.A.	10/17/19	364,865
USD	12,376,346	EUR	11,000,000	Citibank N.A.	10/17/19	370,765
USD	14,683,925	EUR	13,000,000	Citibank N.A.	10/17/19	495,511
USD	16,920,150	EUR	15,000,000	Citibank N.A.	10/17/19	548,903
USD	17,558,480	EUR	16,000,000	Citibank N.A.	10/17/19	95,816
USD	21,461,317	EUR	19,000,000	Citibank N.A.	10/17/19	724,404
USD	64,872	JPY	7,000,000	Citibank N.A.	10/17/19	55
USD	1,670,883	JPY	180,000,000	Citibank N.A.	10/17/19	4,165
USD	1,892,022	JPY	200,000,000	Citibank N.A.	10/17/19	40,113
USD	3,768,288	JPY	400,000,000	Citibank N.A.	10/17/19	64,471
USD	3,798,650	JPY	400,000,000	Citibank N.A.	10/17/19	94,834
USD	319,702,957	JPY	34,432,807,688	Citibank N.A.	10/17/19	870,946
USD	76,494,569	MXN	1,484,361,814	Citibank N.A.	10/17/19	1,499,656
USD	57,202,997	RUB	3,694,856,013	Citibank N.A.	10/17/19	362,247
USD	47,970,242	ZAR	728,620,000	Citibank N.A.	10/17/19	(27,353)
USD	157,877,790	BRL	625,764,407	Goldman Sachs Group Inc.	10/17/19	7,458,926
USD	43,672,114	CHF	43,000,000	Goldman Sachs Group Inc.	10/17/19	522,673
CNH	657,980,221	USD	92,445,412	JPMorgan Chase & Co.	10/17/19	(336,364)
PHP	7,476,042,000	USD	143,219,195	JPMorgan Chase & Co.	10/17/19	952,630
TWD	52,474,000	USD	1,702,099	JPMorgan Chase & Co.	10/17/19	(9,015)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	956,177,382	EUR	842,944,630	JPMorgan Chase & Co.	10/17/19	$36,173,713
USD	19,165,249	IDR	274,638,014,565	JPMorgan Chase & Co.	10/17/19	(145,937)
USD	22,655,570	IDR	319,624,777,681	JPMorgan Chase & Co.	10/17/19	181,137
USD	37,984,780	IDR	539,839,688,018	JPMorgan Chase & Co.	10/17/19	25,924
USD	145,165,864	PHP	7,476,042,000	JPMorgan Chase & Co.	10/17/19	994,039
USD	4,762,902	RUB	307,383,416	JPMorgan Chase & Co.	10/17/19	34,192
USD	1,692,710	TWD	52,474,000	JPMorgan Chase & Co.	10/17/19	(374)
EUR	240,248,000	USD	271,504,265	Citibank N.A.	10/23/19	(9,165,683)
USD	58,151,466	PHP	2,988,840,000	Barclays Bank PLC	11/15/19	587,151
IDR	3,684,421,854,900	USD	255,827,097	Barclays Bank PLC	1/17/20	704,758
INR	17,338,937,000	USD	242,037,159	Barclays Bank PLC	1/17/20	(265,666)
MXN	2,979,892,186	USD	148,583,775	Barclays Bank PLC	1/17/20	(111,121)
USD	119,894,818	CNY	854,910,000	Barclays Bank PLC	1/17/20	324,441
ZAR	728,620,000	USD	47,408,420	Citibank N.A.	1/17/20	26,974
TWD	52,474,000	USD	1,705,695	JPMorgan Chase & Co.	1/17/20	(3,828)
USD	92,240,649	CNH	657,980,221	JPMorgan Chase & Co.	1/17/20	339,428
USD	142,528,397	PHP	7,476,042,000	JPMorgan Chase & Co.	1/17/20	(1,071,549)

Total						$(20,229,575)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$21,430,000	3/20/24	0.448%	1.000% quarterly	$511,349	$(204,850)	$716,199

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
404,740,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	$(222,736)
483,220,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(32,656)	(890,955)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (CONT’D)
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
846,020,000	9/15/21	Daily U.S. Federal Funds Intraday Effective Rate annually	1.300% annually	$111,228	$37,762
806,464,000	4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	159,464	6,614,960
914,310,000	6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	(268,964)	7,005,562
823,324,000	4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	55,558	(7,095,424)
297,600,000	12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	2,790,083	(16,019,581)
1,737,224,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(27,769,833)	(76,505,192)
1,476,351,000	4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	2,118,653	(33,515,431)
403,650,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	455,513	(1,967,126)
908,412,000	6/30/26	1.250% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(963,649)	297,538
3,851,130,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,587,423	7,983,198
3,847,470,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,929,351	7,400,122
434,265,000	2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	239,637	84,262,454
333,129,000	2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(13,532)	(110,189,021)
322,196,000	5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	251,183	(85,721,095)
321,941,000	8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(1,514,240)	(67,748,550)
92,170,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	123,347	(1,891,063)
174,864,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(1,577,939)	(3,247,242)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (CONT’D)
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
12,221,800,000JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	$1	$(9,334,855)
25,980,000EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(28,595)	(10,097,040)

Total				$(22,347,967)	$(310,843,715)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	241,219,004	BRL	1/2/20	BRL-CDI**	8.410%**	$45,950	$1,771,216
Citibank N.A.	359,599,996	BRL	1/2/20	BRL-CDI**	8.410%**	34,773	2,674,188
Citibank N.A.	374,400,000	BRL	1/2/20	BRL-CDI**	8.410%**	15,655	2,807,763
Citibank N.A.	637,200,000	BRL	1/2/20	BRL-CDI**	8.410%**	99,299	4,918,093
Citibank N.A.	1,838,341,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	13,848,704
Citibank N.A.	292,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	984,728
Citibank N.A.	346,800,000	BRL	1/4/27	BRL-CDI**	7.024%**	178,023	989,910
Citibank N.A.	370,331,000	BRL	1/4/27	BRL-CDI**	7.024%**	221,593	1,025,587
JPMorgan Chase & Co.	240,800,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	864,030

Total						$595,293	$29,884,219

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.32 Index	$15,416,280		6/20/24	5.000% quarterly	$1,099,520	$685,318	$414,202
Markit CDX.NA.IG.23 Index	191,694,080		12/20/19	1.000% quarterly	378,021	303,602	74,419
Markit CDX.NA.IG.25 Index	137,411,840		12/20/20	1.000% quarterly	1,379,752	1,095,017	284,735
Markit CDX.NA.IG.33 Index	2,541,215,000		12/20/24	1.000% quarterly	50,519,354	50,441,102	78,252
Markit CDX.NA.IG.33 Index	106,010,000		12/20/29	1.000% quarterly	(633,940)	(689,004)	55,064

Total	$2,991,747,200				$52,742,707	$51,836,035	$906,672

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.33 Index	$26,480,000	12/20/24	5.000% quarterly	$(1,776,199)	$(1,761,849)	$(14,350)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$8,976,381,824	$6,103,971	$8,982,485,795
Corporate Bonds & Notes:
Financials	—	2,980,837,928	68,954,014	3,049,791,942
Other Corporate Bonds & Notes	—	5,062,123,805	—	5,062,123,805
U.S. Government & Agency Obligations	—	5,115,095,456	—	5,115,095,456
Collateralized Mortgage Obligations	—	2,605,553,567	—	2,605,553,567
Sovereign Bonds	—	2,067,785,438	—	2,067,785,438
Asset-Backed Securities	—	1,033,501,219	—	1,033,501,219
Senior Loans:
Consumer Discretionary	—	223,011,608	3,754,348	226,765,956
Financials	—	130,877,092	21,216,965	152,094,057
Health Care	—	163,810,663	17,341,650	181,152,313
Industrials	—	57,472,866	12,544,745	70,017,611
Other Senior Loans	—	315,331,773	—	315,331,773
U.S. Treasury Inflation Protected Securities	—	541,370,983	—	541,370,983
Non-U.S. Treasury Inflation Protected Securities	—	90,457,284	—	90,457,284
Purchased Options:
Exchange-Traded Purchased Options	$10,923,938	—	—	10,923,938
OTC Purchased Options	—	40,521,982	—	40,521,982
Preferred Stocks	11,304,792	—	—	11,304,792

Total Long-Term Investments	22,228,730	29,404,133,488	129,915,693	29,556,277,911

Short-Term Investments†:
Commercial Paper	—	98,407,498	—	98,407,498
Money Market Funds	—	1,071,591,691	—	1,071,591,691

Total Short-Term Investments	—	1,169,999,189	—	1,169,999,189

Total Investments	$22,228,730	$30,574,132,677	$129,915,693	$30,726,277,100

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (CONT’D)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$102,620,274	—	—	$102,620,274
Forward Foreign Currency Contracts	—	$85,555,193	—	85,555,193
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	511,349	—	511,349
Centrally Cleared Interest Rate Swaps	—	113,601,596	—	113,601,596
OTC Interest Rate Swaps‡	—	30,479,512	—	30,479,512
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	906,672	—	906,672

Total Other Financial Instruments	$102,620,274	$231,054,322	—	$333,674,596

Total	$124,849,004	$30,805,186,999	$129,915,693	$31,059,951,696

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$22,246,477	—	—	$22,246,477
OTC Written Options	—	$1,583,361	—	1,583,361
Futures Contracts	127,422,987	—	—	127,422,987
Forward Foreign Currency Contracts	—	105,784,768	—	105,784,768
Centrally Cleared Interest Rate Swaps	—	424,445,311	—	424,445,311
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	14,350	—	14,350

Total	$149,669,464	$531,827,790	—	$681,497,254

Total	$149,669,464	$531,827,790	—	$681,497,254

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$845,554,311	$7,877,137,380	7,877,137,380	$7,651,100,000	7,651,100,000	—	$21,638,206	—	$1,071,591,691